Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of June 30, 2026 and December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the condensed balance sheets are reconciled in the following table:
Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(4,830,000)
Public Shares issuance costs	(14,023,535)
Plus:
Accretion of carrying value to redemption value	24,449,777
Class A ordinary shares subject to possible redemption, December 31, 2025	$231,467,889
Plus:
Accretion of carrying value to redemption value	2,008,654
Class A ordinary shares subject to possible redemption, March 31, 2026	$233,476,543
Plus:
Accretion of carrying value to redemption value	2,119,699
Class A ordinary shares subject to possible redemption, June 30, 2026	$235,596,242
As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(4,830,000)
Public Shares issuance costs	(14,023,535)
Plus:
Remeasurement of carrying value to redemption value	20,321,424
Class A ordinary shares subject to possible redemption, December 31, 2025	$231,467,889

Schedule of Calculation of Basic and Diluted Net Income Loss Per Ordinary Share

The following tables reflect the calculation of basic and diluted net income per Ordinary Share:

	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026
Basic and diluted net income per ordinary share	Class A	Class B	Class A	Class B
Basic and diluted net income per Ordinary Share
Numerator:
Allocation of net income	$632,835	$205,060	$1,943,168	$629,655
Denominator:
Basic and diluted weighted average Ordinary Shares outstanding	23,660,000	7,666,667	23,660,000	7,666,667
Basic and diluted net income per Ordinary Share	$0.03	$0.03	$0.08	$0.08

The following tables reflect the calculation of basic and diluted net loss per Ordinary Share:

	For the Period from July 24, 2025 (Inception) Through December 31, 2025
Basic net income per ordinary share	Class A	Class B
Basic net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$114,136	$93,542
Denominator:
Basic weighted average ordinary shares outstanding	8,576,750	7,029,167
Basic net income per ordinary share	$0.01	$0.01
	For the Period from July 24, 2025 (Inception) Through December 31, 2025
Diluted net income per ordinary share	Class A	Class B
Diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$112,648	$95,030
Denominator:
Diluted weighted average ordinary shares outstanding	8,576,750	7,235,417
Diluted income per ordinary share	$0.01	$0.01